Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	000-51848
Entity Registrant Name	AVRICORE HEALTH INC.
Entity Central Index Key	0001355736
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1120 – 789 West Pender Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C1H2
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	101,289,664
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statements of financial position of Avricore Health Inc. and its subsidiaries (together, the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of operations and comprehensive loss, changes in equity and cash flows for the years ended December 31, 2025, 2024 and 2023, including the related notes (collectively referred to as the “Financial Statements”).

In our opinion, the Financial Statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and its financial performance and its cash flows for the years ended December 31, 2025, 2024 and 2023 in conformity with IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board.

Auditor Name	Manning Elliott LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	1524
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1120 – 789 West Pender Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C1H2
City Area Code	(778)
Local Phone Number	968-1176
Contact Personnel Name	Kiki Smith
Contact Personnel Email Address	kiki.smith@avricorehealth.com